Segment reporting	12 Months Ended
Dec. 31, 2023
Segment reporting
Segment reporting
18.	Segment reporting

The Company manages its activities and operates as one business unit which is reflected in its organizational structure and internal reporting. The Company does not distinguish in its internal reporting different segments, neither business nor geographical segments. The chief operating decision-maker is the Board of Directors.

Following table summarizes the product net sales by country of sales based on the country of the entity that recognizes product net sales:

	Year Ended
	December 31,
(in thousands of $)	2023	2022
United States	$1,046,592	$377,659
Japan	56,432	15,764
EMEA	72,852	7,297
China	14,907	—
Total product net sales	$1,190,783	$400,720

The Company sells its products through a limited number of distributors and wholesellers. Four U.S. customers represent approximately 86% of the product net sales in U.S. during twelve months ended December 31, 2023 (compared to 91% for the same period in 2022).

Collaboration revenue is generated by external customers with their main registered office geographically located as shown in the table below:

	Year ended
	December 31,
(in thousands of $)	2023	2022	2021
Denmark	$—	$5,365	$1,389
United States	30,000	—	317,396
China	5,533	4,238	178,370
Other	—	424	123
Total collaboration revenue	$35,533	$10,026	$497,277

The property plant and equipment and intangible assets of the Company are geographically located as shown in the table below:

	Non-current assets
	At December 31,
(in thousands of $)	2023	2022	2021
Netherlands	$—	$—	$—
Belgium	138,252	186,923	182,118
United States	6,219	2,275	3,091
Japan	2,971	1,938	2,319
Germany	461	—	—
Total	$147,903	$191,136	$187,528

Prior year amounts were updated/recast to match current year presentation